Santo Mining Corp. - Balance Sheets (USD $)	Jul. 31, 2012	Jul. 31, 2011
CURRENT ASSETS
Cash	$ 50,793	$ 2,187
Total Current Assets	50,793	2,187
Mineral claim	63,912
Website, net of amortization of $1,340 and $303, respectively	3,540	4,577
Deposit	16,826
TOTAL ASSETS	135,071	6,764
CURRENT LIABILITIES
Accounts payable and accrued expenses	46,172	3,790
Related party payable	79,696	36,137
TOTAL LIABILITIES	125,868	39,927
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, 450,000,000 shares authorized, $0.00001 par value; 0 shares issued and outstanding	0	0
Common stock, 450,000,000 shares authorized, $0.00001 par value; 63,635,340 and 62,962,505 shares issued and outstanding, respectively	636	630
Additional paid-in capital	290,123	38,320
Deficit accumulated during development stage	(281,556)	(72,113)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	9,203	(33,163)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 135,071	$ 6,764